STOCK BASED COMPENSATION (Summary of Stock Option and Warrant Outstanding) (Details) (Non Qualified Stock Options And Warrants [Member], USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices (Lower Limit)	$ 0.63	$ 0.25	$ 0.25
Exercise Prices (Upper Limit)	$ 1.75	$ 1.75	$ 1.75
$0.25/ $0.63 - $1.75 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices (Lower Limit)	$ 0.63	$ 0.25
Exercise Prices (Upper Limit)	$ 1.75	$ 1.75
Number Outstanding Currently Exercisable	9,361,775	6,529,123
Weighted Average Remaining Contractual Life	3 years 8 months 23 days	2 years 9 months 26 days
Exercise Price	$ 1.18	$ 1.18